Income Taxes - Reconciliation of income tax expense at the statutory rate to actual income tax expense (Details 1) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Computed at the statutory rate (34%)									$ 1,543,979	$ 1,406,093
Increase (decrease) resulting from
Tax exempt interest									(440,716)	(445,584)
State income taxes, net									234,225	184,535
Increase in cash surrender value									(55,192)	(58,651)
Deferred tax asset adjustment for tax rate change									815,779	0
Other									2,220	1,265
Actual tax expense	$ 1,231,888	$ 285,297	$ 306,962	$ 276,148	$ 233,278	$ 267,287	$ 277,732	$ 309,361	$ 2,100,295	$ 1,087,658
Tax expense as a percentage of pre-tax income									46.25%	26.30%